Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2024
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended
	March 31,
	2024	2023	2022
Flight and cabin crew	21,602	18,432	15,289
Sales, operations, management and administration	2,896	2,365	1,958
Average	24,498	20,797	17,247

Schedule of aggregate payroll costs

At March 31, 2024 the Company had a team of 27,076 aviation professionals (2023: 22,261; 2022: 19,116).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Staff and related costs	1,335.4	1,085.4	641.1
Social welfare costs	156.1	80.8	32.5
Other pension costs (a)	12.4	9.0	7.9
Share based payments	(3.9)	16.2	8.6
	1,500.0	1,191.4	690.1

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €12m in 2024 (2023: €9m; 2022: €8m).